Employee Stock and Benefit Plans (Summary of Stock Options Outstanding) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
Sep. 30, 2012
Options Outstanding, Number of Options	33.1
Options Outstanding, Weighted Average Remaining Contractual Life	6 years 1 month
Options Outstanding, Weighted Average Exercise Price	$ 22.19
Options Exercisable, Number of Options	18.4
Exercisable Options, Weighted Average Exercise Price	$ 19.96
Under $10.00 [Member]
Range of Prices, Upper Range Limit	$ 10.00
Options Outstanding, Number of Options	9.0
Options Outstanding, Weighted Average Remaining Contractual Life	6 years
Options Outstanding, Weighted Average Exercise Price	$ 8.65
Options Exercisable, Number of Options	5.0
Exercisable Options, Weighted Average Exercise Price	$ 8.65
$10.01 - $20.00 [Member]
Range of Prices, Lower Range Limit	$ 10.01
Range of Prices, Upper Range Limit	$ 20.00
Options Outstanding, Number of Options	3.6
Options Outstanding, Weighted Average Remaining Contractual Life	3 years 8 months
Options Outstanding, Weighted Average Exercise Price	$ 15.14
Options Exercisable, Number of Options	3.3
Exercisable Options, Weighted Average Exercise Price	$ 15.22
$20.01 - $30.00 [Member]
Range of Prices, Lower Range Limit	$ 20.01
Range of Prices, Upper Range Limit	$ 30.00
Options Outstanding, Number of Options	10.8
Options Outstanding, Weighted Average Remaining Contractual Life	6 years
Options Outstanding, Weighted Average Exercise Price	$ 23.14
Options Exercisable, Number of Options	6.5
Exercisable Options, Weighted Average Exercise Price	$ 23.91
Over $30.00 [Member]
Range of Prices, Lower Range Limit	$ 30.01
Options Outstanding, Number of Options	9.7
Options Outstanding, Weighted Average Remaining Contractual Life	7 years 1 month
Options Outstanding, Weighted Average Exercise Price	$ 36.36
Options Exercisable, Number of Options	3.6
Exercisable Options, Weighted Average Exercise Price	$ 32.89